UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal Fund Schedule of investments January 31, 2017 (unaudited)	Principal amount (000)	Value (000)
Bonds & notes - 93.5%
Municipals - 93.4%
Alabama - 1.4%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,505
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	115
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	2,500	2,680
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	159
__________
		5,459
__________
Alaska - 0.5%
Alaska Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2046	310	325
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	305	313
Alaska Intl. Airports System, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2024	1,000	1,160
__________
		1,798
__________
Arizona - 2.7%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 2.51%, 2048[1]	3,100	3,150
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2024	300	351
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,049
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2018	795	809
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,115
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	133
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,064
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	172
5.00%, 2021	1,000	1,037
__________
		10,880
__________
Arkansas - 0.2%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 2.21%, 2044[1]	600	595
__________
		595
__________
California - 13.2%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 2021	990	1,012
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	100	100
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.56%, 2045	2,200	2,184
1.56%, 2047	1,500	1,489
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.36%, 2047[1]	1,000	998
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2026	300	350
5.00%, 2028	315	357
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	750	825
5.00%, 2020	1,000	1,102
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	1,800	2,011

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	$485	$530
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 05/01/17 @ 100), 0.95%, 2024[1,2]	500	500
California Public Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 2029	400	435
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, 2020	1,250	1,250
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,130
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.86%, 2037[1]	1,000	1,000
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	712
Center Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 0.00%, 2026[3]	475	353
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	1,001
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 2017	100	101
City of Irvine California, Special Assessment Ref. Bonds, 5.00%, 2023	900	1,051
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	582
4.00%, 2017	1,215	1,235
City of Long Beach CA Harbor Rev., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	685	821
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[3]	500	389
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2020	900	1,009
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2022	1,000	1,154
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured), 0.00%, 2027[3]	1,000	695
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,111
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A:
5.00%, 2019	1,170	1,269
5.00%, 2020	750	833
5.00%, 2021	1,000	1,133
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	573
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	957
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2027	735	864
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	175	203
5.00%, 2026	825	965
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2021	100	115
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	782
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	800	929
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.04%, 2027[1]	1,350	1,349
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds:[3]
0.00%, 2023	1,470	1,254
0.00%, 2024	565	461
Murrieta Valley Unified School Dist. Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series A, 5.00%, 2022	1,250	1,416

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 1.299%, 2019[1]	$100	$99
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2020	1,200	1,335
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,354
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2026	1,200	1,385
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Ref. Bonds, 4.00%, 2024	500	530
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	250	280
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	900	1,086
5.00%, 2025	500	607
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	657
South San Francisco Unified School Dist., G.O. Series C, 0.00%, 2024[3]	750	617
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2017	500	500
5.00%, 2020	1,500	1,664
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	100	109
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2023	375	440
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2030	1,000	1,150
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 2024	200	216
Ukiah Unified School Dist., G.O. School Imps. Prop. Tax Bonds (NATL-RE Insured), 0.00%, 2023[3]	2,260	1,914
__________
		52,533
__________
Colorado - 2.8%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	220
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	569
Colorado Health Facs. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 11/15/23 @ 100), 5.00%, 2036[1]	1,570	1,819
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2024	1,825	2,069
5.00%, 2026	2,000	2,228
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	645	746
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 2.41%, 2039[1]	475	475
Mountain Shadows Metropolitan Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2026	735	710
Park Creek Metropolitan Dist., Tax Increment Allocation Ref. Bonds, 5.00%, 2024	1,100	1,256
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,051
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	168
__________
		11,311
__________
Connecticut - 0.4%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2044	325	338
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	875	933
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1, 4.00%, 2044	295	310
__________
		1,581
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Florida - 6.6%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	$500	$556
5.00%, 2022	500	564
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	1,500	1,624
5.00%, 2020	1,100	1,221
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	162
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	107
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,093
City of Tallahassee, Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	1,000	1,142
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	500	570
5.00%, 2022	1,300	1,502
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,168
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,117
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	250	260
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	390	409
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	240	252
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	671
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,540
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	321
5.00%, 2022	400	428
5.00%, 2023	300	321
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2021	1,750	1,982
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	637
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B, 5.00%, 2023	225	242
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B (Pre-refunded with U.S. Treasury Obligations 04/01/19 @ 100), 5.00%, 2023	175	189
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	342
Seminole Tribe of Florida, Inc., Public Imps. Misc. Rev. Bonds, Series A, 5.50%, 2024[2]	1,000	1,020
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00%, 2025	1,500	1,777
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,056
5.00%, 2021	785	855
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	457
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	453
5.00%, 2028	1,000	1,113
Winter Garden Village at Fowler Groves Comm. Dev. Dist., Special Assessment Ref. Bonds, 3.00%, 2024	1,350	1,292
__________
		26,443
__________
Georgia - 1.9%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	300	315
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	1,640	1,728
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	218

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Georgia - continued
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	$1,385	$1,448
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	421
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.96%, 2025[1]	800	799
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,098
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 2021	500	565
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,079
__________
		7,671
__________
Guam - 0.3%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,353
__________
		1,353
__________
Hawaii - 0.6%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00%, 2019	1,250	1,380
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	700	780
__________
		2,160
__________
Idaho - 0.6%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,109
5.00%, 2022	1,000	1,146
__________
		2,255
__________
Illinois - 9.0%
Chicago O'Hare Intl. Airport, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.00%, 2026	1,135	1,330
Chicago O'Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	280
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,095
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	561
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 2021	1,000	1,058
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	210
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,007
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	930	975
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	978
5.00%, 2027	590	653
5.00%, 2027	600	672
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	568
5.00%, 2027	250	286
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,078
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 5.00%, 2026	600	646
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,646

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Illinois - continued
Illinois Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2025	$125	$146
5.00%, 2026	120	140
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.66%, 2050[1]	2,000	1,980
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,154
Illinois State Toll Highway Auth., Highway Tolls Rev. Bonds ,Series A:
5.00%, 2027	1,250	1,443
5.00%, 2028	1,110	1,273
Illinois State Toll Highway Auth., Highway Tolls Rev. Bonds ,Series B, 5.00%, 2041	1,000	1,108
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	561
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	1,465	1,644
Metropolitan Pier & Exposition Auth., Public Imps. Sales Tax Rev. Bonds, Series A (NATL-RE Insured), 0.00%, 2031[3]	1,000	510
Metropolitan Pier & Exposition Auth., Sales Tax Rev. Ref. Bonds, Series B (St. Approp Insured), 5.00%, 2028	1,000	1,045
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,229
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,260
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 2020	1,610	1,821
State of Illinois, G.O. Misc. Rev. Ref. Bonds, 5.00%, 2026	1,000	1,041
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 2021	2,000	2,125
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 2017	300	304
5.00%, 2021	375	395
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,500	1,649
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	31
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	72
__________
		35,974
__________
Indiana - 0.6%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	499
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	533
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	108
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,329
__________
		2,469
__________
Iowa - 0.2%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	622	585
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	328
__________
		913
__________
Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	531
__________
		531
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Kentucky - 1.4%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	$1,500	$1,760
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	305	319
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 2017	3,575	3,625
__________
		5,704
__________
Louisiana - 1.9%
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2027	185	187
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations 05/15/2017 @ 100), 5.25%, 2027	65	66
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,705
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	1,000	1,156
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,097
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2025	195	195
5.50%, 2028	1,000	1,048
5.50%, 2029	1,000	1,057
__________
		7,511
__________
Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	672
__________
		672
__________
Maryland - 0.5%
County of Baltimore, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	1,000	1,114
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	790	844
__________
		1,958
__________
Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.21%, 2038[1]	1,975	1,975
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	110
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,270	1,336
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	1,025	1,069
__________
		4,490
__________
Michigan - 4.1%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 1.269%, 2032[1]	1,500	1,294
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,499
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,280
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2026	1,500	1,730
Michigan Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2021	700	760
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,162
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,505	1,586
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,300

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Michigan - continued
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 09/01/21 @ 100), 1.45%, 2030[1]	$1,000	$969
State of Michigan, Rev. Ref. Bonds, 5.00%, 2024	2,000	2,333
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	967
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,548
__________
		16,428
__________
Minnesota - 0.8%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	290	301
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 2042	675	673
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	315	326
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B, 3.50%, 2046	1,895	1,986
__________
		3,286
__________
Missouri - 1.4%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	35	35
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
3.50%, 2041	2,695	2,824
3.75%, 2038	275	289
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00%, 2019	100	107
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	1,435	1,671
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A:
5.00%, 2022	440	492
5.00%, 2025	185	208
__________
		5,626
__________
Nebraska - 1.1%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,084
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.50%, 2046	2,305	2,413
4.00%, 2044	395	414
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	145	146
3.00%, 2043	260	265
__________
		4,322
__________
Nevada - 2.1%
County of Clark, Ind. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2031[1]	2,000	2,007
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2024	2,705	3,170
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,084

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Nevada - continued
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	$1,100	$1,196
__________
		8,457
__________
New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	625
__________
		625
__________
New Jersey - 4.4%
Camden County Imp. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2034	590	618
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,090
5.00%, 2021	200	221
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,071
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,252
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	1,340	1,569
5.00%, 2026	1,400	1,621
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2025	1,380	1,578
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2017	1,420	1,461
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.34%, 2024[1]	2,050	2,052
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.34%, 2024[1]	1,150	1,151
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,361
5.00%, 2021	1,000	1,089
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	568
__________
		17,702
__________
New Mexico - 0.5%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	1,996
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.581%, 2028[1]	20	20
__________
		2,016
__________
New York - 4.3%
Brooklyn Arena Loc. Dev. Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	210	237
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	461
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.21%, 2025[1]	1,000	1,000
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 2017	100	100
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.66%, 2020[1]	2,000	2,022
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.24%, 2039[1]	2,000	1,998
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,324
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	315

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
New York - continued
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	$100	$107
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,027
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,703
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	423	436
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	224
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	2,000	2,101
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,850	1,876
__________
		16,931
__________
North Carolina - 1.1%
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 2023	400	446
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	182
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	1,500	1,623
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 2025	1,900	2,257
__________
		4,508
__________
North Dakota - 0.3%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	310	321
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series D, 3.50%, 2046	980	1,026
__________
		1,347
__________
Ohio - 2.9%
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,114
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,057
5.00%, 2019	2,000	2,173
5.00%, 2020	1,030	1,143
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	455
5.00%, 2027	1,425	1,599
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	221
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,220	1,374
5.00%, 2027	300	344
5.00%, 2028	585	666
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,500	1,542
__________
		11,688
__________
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	212
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 1.46%, 2023[1]	1,215	1,214

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Oklahoma - continued
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	$815	$892
__________
		2,318
__________
Oregon - 1.4%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,505
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	681
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, 2023	725	858
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	1,040	1,108
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,165	1,248
__________
		5,400
__________
Pennsylvania - 3.0%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	455
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	350
Montgomery County Ind. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	400	448
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	2,200	2,355
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	988
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 1.34%, 2018[1]	1,500	1,498
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 1.64%, 2021[1]	950	947
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,200
Philadelphia School Dist., G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2023	1,500	1,657
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	221
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	2,000	1,982
__________
		12,101
__________
Puerto Rico - 0.4%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	457
5.00%, 2017	500	504
5.00%, 2019	710	726
__________
		1,687
__________
Rhode Island - 0.6%
Rhode Island Commerce Corp., Rev. Ref. Bonds:
5.00%, 2020	1,000	1,105
5.00%, 2022	500	570
5.00%, 2023	500	576
__________
		2,251
__________
South Carolina - 2.2%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
South Carolina - continued
5.00%, 2018	$1,025	$1,079
5.00%, 2020	500	560
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2023	2,730	3,092
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	1,835	1,956
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	475	499
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	500	538
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2021	1,000	1,147
__________
		8,871
__________
South Dakota - 0.6%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	2,070	2,199
__________
		2,199
__________
Tennessee - 0.9%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	107
Knox County Health Educ. & Housing Fac. Board, Health Care Facs. Nursing Homes Rev. Ref. Bonds, 3.00%, 2018	400	406
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	555	583
4.00%, 2045	915	970
4.50%, 2037	510	540
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2B, 4.00%, 2046	835	888
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	240	249
__________
		3,743
__________
Texas - 8.7%
Central Texas Turnpike System, Highway Tolls Rev. Bonds, Series A (AMBAC Insured), 0.00%, 2028[3]	1,000	665
City of Austin, Electric Util. Rev., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2030	1,000	1,178
City of Denton, Util. System, Energy Res. Auth. Imps. Water Rev. Ref. Bonds, 5.00%, 2028	2,000	2,349
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	280
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.41%, 2034[1]	1,400	1,400
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,604
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,047
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,035
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2028	2,000	2,397
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 1.04%, 2033[1]	3,150	3,143
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 2.25%, 2033[1]	1,000	1,015

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Texas - continued
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	$900	$1,005
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2020	1,000	1,117
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	459
5.00%, 2018	275	293
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	136
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.89%, 2031[1]	175	175
Harris County, Highway Tolls Rev. Ref. Bonds, 5.00%, 2025	800	957
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	438
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.065%, 2036[1]	750	749
Lone Star College System, G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2026	1,000	1,216
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	345
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,000	1,006
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	16
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	89
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	104
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,070
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,306
Spring Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), , 5.00%, 2023	2,000	2,364
State of Texas., G.O. Misc. Rev. Ref. Bonds, 5.00%, 2029	1,000	1,211
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	180
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	191
Texas State Univ. System., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 2026	1,000	1,203
5.00%, 2027	1,000	1,213
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2026	1,000	1,195
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 2022	600	612
__________
		34,763
__________
Virginia - 0.3%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	893
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	206
__________
		1,099
__________
Washington - 2.4%
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	107
Skagit County Public Hospital Dist. No. 1, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2026	2,000	2,046
State of Washington, G.O. Public Imps., Series D, 5.00%, 2028	2,000	2,413

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Washington - continued
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 2020	$2,000	$2,240
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	1,100	1,229
5.00%, 2026	500	560
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	908
__________
		9,503
__________
West Virginia - 0.9%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,496
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	999
__________
		3,495
__________
Wisconsin - 1.5%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,214
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	341
Public Fin. Auth., Tax Increment Allocation Econ. Imps. Rev. Bonds, 0.00%, 2027[3]	1,500	931
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
4.20%, 2018	100	105
5.00%, 2024	525	624
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,234
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	890
WPPI Energy, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2026	500	598
__________
		5,937
__________
Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,720	1,764
__________
		1,764
__________
Total municipals		372,328
__________
Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, 2017	455	455
__________
		455
__________
Total corporate bonds & notes		455
__________
Total bonds & notes (cost: $371,599,000)		372,783
__________
Short-term securities - 8.9%
California Edu. Facs. Auth. Rev., 0.60%, February 06, 2017[1]	$5,000	5,000
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.59%, November 01, 2026[1]	3,000	3,000

	Principal amount (000)	Value (000)
Short-term securities - continued
City of Baton Rouge/Parish of East Baton Rouge, Ind. Imps. Rev. Ref. Bonds, 0.55%, November 01, 2019[1]	$4,000	$4,000
City of Los Angeles, Dept. of Water & Power Rev., 0.73%, March 06, 2017[1]	2,000	2,000
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.61%, November 15, 2035[1]	1,000	1,000
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.63%, August 01, 2028[1]	2,000	2,000
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.63%, January 01, 2036[1]	2,000	2,000
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-5, VRDN, 0.63%, April 01, 2035[1]	3,000	3,000
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.69%, January 01, 2033[1]	620	620
Connecticut State Health & Educ. Fac. Auth. Rev., 0.70%, February 07, 2017[1]	2,000	2,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.58%, November 01, 2035[1]	2,000	2,000
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Sub-Series FIS, 0.63%, February 01, 2045[1]	1,650	1,650
New York City, Water Util. Imps. Rev. Bonds, 0.62%, June 15, 2032[1]	2,665	2,665
State of Missouri Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.62%, September 01, 2030[1]	4,000	4,000
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 1.09%, April 01, 2033[1]	600	600
__________
Total short-term securities (cost: $35,535,000)		35,535
__________
Total investment securities (cost: $407,134,000)		408,318
Other assets less liabilities		(9,436)
__________
Net assets		$398,882
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $3,867,000, representing 0.97% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group Short-Term Municipal Fund Schedule of investments January 31, 2017 (unaudited)	Principal amount (000)	Value (000)
Bonds & notes - 84.9%
Alabama - 1.3%
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	$2,050	$2,198
__________
		2,198
__________
Arizona - 0.7%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	300	338
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.00%, 2017	250	254
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	565
__________
		1,157
__________
California - 11.7%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.56%, 2045[1]	1,500	1,489
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 2022	500	558
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	500	505
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	287
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2021	640	672
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,102
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,091
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.94%, 2038[1]	1,150	1,150
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, Series B, 5.00%, 2023	950	1,104
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2018	400	415
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	214
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2022	400	464
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured):
5.00%, 2021	630	718
5.00%, 2028	690	807
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	670
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2020	500	561
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2021	400	428
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2020	335	375
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2022	350	391
Regents of the Univ. of California Medical Center Pooled Rev., Health Care Facs. Rev. Ref. Bonds, Series L, 5.00%, 2022	750	874
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	157
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
2.00%, 2018	1,000	1,014
3.00%, 2019	1,000	1,043
5.00%, 2021	725	833
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.28%, 2035[1]	650	650
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	224
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	400	407

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
3.00%, 2017	$275	$278
5.00%, 2021	250	284
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	250	286
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	375	443
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2021	150	164
__________
		19,658
__________
Colorado - 0.4%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 2018	525	543
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	150	163
__________
		706
__________
Connecticut - 2.9%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	615	655
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	1,015	1,054
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	295	314
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1:
3.50%, 2045	645	672
4.00%, 2044	600	629
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00%, 2033[1]	1,000	993
Connecticut State Health & Educ. Fac. Auth., Health Care Facs. Rev Bonds (Mandatory Put 03/01/19 @ 100), 1.65%, 2029[1]	500	500
__________
		4,817
__________
Delaware - 0.2%
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00%, 2021	230	261
__________
		261
__________
Florida - 2.7%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	600	649
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	608
City of Lakeland Dept. of Electric Utils., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	350	401
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	225	235
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	130	137
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 2017	300	306
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	749
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 2.00%, 2017	500	501
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	559
Tampa Bay Water, Water Rev. Ref. Bonds, Series A, 5.00%, 2017	450	462
__________
		4,607
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Georgia - 3.1%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	$250	$256
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	102
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,098
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 1.61%, 2035[1]	400	398
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	505	528
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	195	204
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	1,155	1,253
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.96%, 2025[1]	300	300
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.94%, 2025[1]	1,000	999
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	124
__________
		5,262
__________
Hawaii - 0.0%
State of Hawaii, G.O. Public Imps. Misc. Rev. Bonds, Series DZ, 5.00%, 2017	70	72
__________
		72
__________
Illinois - 7.8%
Chicago O'hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 2020	1,000	1,096
5.00%, 2021	650	729
City of Chicago, Sewer Imps. Rev. Bonds:
5.00%, 2018	200	206
5.00%, 2022	1,010	1,117
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	500	547
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	1,065	1,093
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	310
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,247
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,097
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	115
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2024	130	150
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.66%, 2050[1]	1,000	990
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	561
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,550
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	600	674
Univ. of Illinois, College & Univ. Rev. Certs. of Part. Ref. Bonds, Series A, 4.00%, 2019	1,000	1,057
Volo Village Special Service Area No. 3 & 6, Special Tax Rev. Ref. Bonds, (AGM Insured), 3.00%, 2021	500	509
__________
		13,048
__________
Indiana - 3.4%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	200	200
Hobart Building Corp., Public Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 01/15/20 @ 100) (NATL-RE Insured), 6.50%, 2029	1,300	1,494
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,250	1,431

	Principal amount (000)	Value (000)
Bonds & notes - continued
Indiana - continued
Indiana Health Fac. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 03/01/19 @ 100), 4.00%, 2036[1]	$1,000	$1,053
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A:
3.00%, 2020	210	221
5.00%, 2018	500	527
5.00%, 2022	540	631
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	224
__________
		5,781
__________
Kentucky - 0.1%
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	100	105
__________
		105
__________
Louisiana - 0.7%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	540	556
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	500	578
__________
		1,134
__________
Maryland - 0.3%
County of Baltimore, Health Care Facs. Rev. Ref. Bond, 5.00%, 2022	400	452
__________
		452
__________
Massachusetts - 2.0%
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.21%, 2038[1]	1,290	1,290
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	850	904
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 183, 3.50%, 2046	1,000	1,043
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	200	209
__________
		3,446
__________
Michigan - 4.3%
City of Detroit, Sewer Rev. Ref. Bonds, Series A, 5.00%, 2023	700	784
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,042
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2023	925	1,060
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.95%, 2033[1]	775	773
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Pre-refunded with U.S. Govt. Securities to 02/01/18 @ 100), 0.95%, 2033[1]	25	25
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	860	906
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, Series SE (Mandatory Put 09/01/21 @ 100), 1.45%, 2029[1]	325	315
State of Michigan, Highway Imps. Rev. Ref. Bonds, 5.00%, 2020	1,000	1,106
Unversity of Michigan, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2021	500	571
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	319
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	336
__________
		7,237
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Minnesota - 0.1%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	$150	$155
__________
		155
__________
Missouri - 1.3%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	330	335
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 3.50%, 2041	1,395	1,462
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	295	307
__________
		2,104
__________
Nebraska - 1.9%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,084
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	300	307
3.50%, 2046	400	419
4.00%, 2044	805	844
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	125	126
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	365	372
__________
		3,152
__________
Nevada - 0.5%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2017	750	763
__________
		763
__________
New Jersey - 2.8%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	578
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	787
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	229
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	550	609
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.34%, 2024[1]	500	500
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.34%, 2024[1]	500	500
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00%, 2021	500	531
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A, 5.00%, 2018	750	785
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	244
__________
		4,763
__________
New Mexico - 1.2%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	998

	Principal amount (000)	Value (000)
Bonds & notes - continued
New Mexico - continued
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	$1,000	$1,006
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.581%, 2028[1]	20	20
__________
		2,024
__________
New York - 5.3%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2021	525	591
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.21%, 2025[1]	2,000	2,000
City of New York, Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, 2019	750	826
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.56%, 2018[1]	650	652
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.24%, 2039[1]	2,600	2,597
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	500	501
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	300	324
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	313	323
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	1,000	1,051
__________
		8,865
__________
North Carolina - 0.3%
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds, 5.00%, 2020	400	442
__________
		442
__________
North Dakota - 1.4%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, 2042	140	145
4.00%, 2038	1,440	1,518
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series D, 4.00%, 2046	630	673
__________
		2,336
__________
Ohio - 2.3%
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	228
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	454
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	270	285
State of Ohio, Public Imps. Misc. Rev. Bonds, Series 2016-1, 5.00%, 2022	2,500	2,929
__________
		3,896
__________
Oklahoma - 0.4%
Grand River Dam Auth., Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2022	500	579
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	160
__________
		739
__________
Oregon - 2.7%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,003
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.66%, 2022[1]	2,300	2,300

	Principal amount (000)	Value (000)
Bonds & notes - continued
Oregon - continued
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	$1,165	$1,248
__________
		4,551
__________
Pennsylvania - 1.8%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	256
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	550	589
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	1,500	1,684
School Dist. of Philadelphia, G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2019	500	535
__________
		3,064
__________
Puerto Rico - 0.4%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	350	356
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2017	250	252
__________
		608
__________
Rhode Island - 1.1%
Rhode Island Commerce Corp., Govt. Fndg. Grant Rev. Ref. Bonds, 5.00%, 2021	920	1,035
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	830	871
__________
		1,906
__________
South Carolina - 0.9%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	725	773
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	280	294
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00%, 2022	400	466
__________
		1,533
__________
South Dakota - 0.7%
South Dakota Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	250	285
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series D, 3.50%, 2046	550	579
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	360	382
__________
		1,246
__________
Tennessee - 2.4%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/17 @ 100), 1.26%, 2038[1]	360	360
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 04/01/17 @ 100), 1.26%, 2038[1]	340	340
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	295	310
4.00%, 2045	775	816
4.00%, 2045	1,810	1,918
4.50%, 2037	270	286
__________
		4,030
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Texas - 8.8%
City of Austin, Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	$525	$602
City of Denton, Water Util. System, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2021	750	857
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.41%, 2034[1]	600	600
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,047
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,035
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	500	500
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 1.04%, 2033[1]	1,650	1,646
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/18 @ 100), 2.00%, 2027[1]	350	354
County of Harris, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	400	459
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2018	200	213
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2019	500	547
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.89%, 2031[1]	175	175
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	474
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.065%, 2036[1]	650	649
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	600	604
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	437
Spring Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured):
5.00%, 2022	500	582
5.00%, 2023	500	591
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 1.04%, 2041[1]	1,000	1,000
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	513
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	170	180
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	610
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	500	537
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 1.01%, 2032[1]	500	500
__________
		14,712
__________
Utah - 0.3%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	465	494
__________
		494
__________
Virginia - 1.7%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	250	280
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, 2019	600	658
5.00%, 2020	1,000	1,112
Wise County Ind. Dev. Auth., Energy Res. Auth. Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 1.875%, 2040[1]	750	745
__________
		2,795
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Washington - 2.8%
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	$1,500	$1,592
5.00%, 2019	900	983
Washington Health Care Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds (Mandatory Put 01/01/21 @ 100), 1.66%, 2035[1]	2,000	1,991
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	215	224
__________
		4,790
__________
West Virginia - 1.0%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 1.19%, 2041[1]	1,750	1,747
__________
		1,747
__________
Wisconsin - 0.8%
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	341
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,060
__________
		1,401
__________
Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	660	677
__________
		677
__________
Total bonds & notes (cost: $143,546,000)		142,734
__________
Short-term securities - 15.0%
California Edu. Facs. Auth. Rev., 0.60%, February 06, 2017[1]	$5,000	5,000
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.59%, November 01, 2026[1]	3,000	3,000
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.61%, November 15, 2035[1]	3,000	3,000
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.63%, August 01, 2028[1]	1,000	1,000
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-4, 0.62%, April 01, 2038[1]	1,230	1,230
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-5, VRDN, 0.63%, April 01, 2035[1]	1,000	1,000
City of Phoenix, Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 0.57%, November 15, 2052[1]	4,000	4,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.60%, November 01, 2035[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.58%, November 01, 2035[1]	4,000	4,000
New Hampshire Health & Edu. Facs. Auth. Act, College & Univ. Rev. Ref. Bonds, Series B-RE, 0.55%, June 01, 2041[1]	2,000	2,000
__________
Total short-term securities (cost: $25,230,000)		25,230
__________
Total investment securities (cost: $168,776,000)		167,964
Other assets less liabilities		192
__________
Net assets		$168,156
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Security Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of this security amounted to $323,000, representing 0.19% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Misc.	= Miscellaneous
Muni.	= Municipal
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Group California Core Municipal Fund Schedule of investments January 31, 2017 (unaudited)	Principal amount (000)	Value (000)
Bonds & notes - 92.9%
California - 90.3%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,093
5.00%, 2020	715	786
5.00%, 2021	495	552
5.00%, 2022	1,000	1,128
5.00%, 2023	500	566
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.125%, 2020	1,230	1,313
5.25%, 2020	765	814
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	432
5.00%, 2020	550	610
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	613
5.00%, 2022	225	230
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	436
5.00%, 2024	400	469
5.00%, 2025	515	598
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,000	1,140
5.00%, 2022	975	1,129
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	928
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	517
5.00%, 2025	425	481
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	575	578
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2017	300	303
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.76%, 2045[1]	4,200	4,200
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.56%, 2045[1]	2,800	2,779
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	1,675	1,675
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	653
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.26%, 2034[1]	1,000	1,000
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	591
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,239
5.00%, 2021	550	609
5.00%, 2021	700	798
5.50%, 2029	300	329
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	130
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2020	165	186
5.00%, 2025	1,000	1,185
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 2021	560	613
4.00%, 2022	500	543
4.50%, 2017	335	344
5.00%, 2021	535	603
5.00%, 2024	100	107
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	400	469

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	$275	$292
5.00%, 2022	770	816
5.00%, 2024	150	172
5.00%, 2025	375	427
5.00%, 2026	300	354
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,487
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	105
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,107
5.00%, 2022	175	201
5.00%, 2023	135	156
5.00%, 2025	130	153
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	576
5.00%, 2020	675	744
5.00%, 2020	500	563
5.00%, 2021	350	400
5.00%, 2023	1,000	1,160
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.00%, 2019	400	427
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	1,908
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	279
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.94%, 2047[1]	1,000	1,000
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.94%, 2038[1]	1,500	1,500
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.86%, 2037[1]	1,000	1,000
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	106
4.50%, 2026	100	106
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 5.00%, 2018	100	104
California Muni. Fin. Auth., Charter School AID Ref. Rev. Bonds, Series A, 4.00%, 2026	320	332
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	470	527
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 2023	465	487
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	153
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 1.16%, 2045[1]	1,425	1,420
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	500	547
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2022	885	1,011
5.00%, 2025	500	577
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,108
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	784
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	210
5.00%, 2018	1,000	1,051
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	100	105
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 2017	100	101

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	$225	$236
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	83
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	140
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,313
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 5.00%, 2022	70	74
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	211
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,407
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	928
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	600	705
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2018	750	802
5.00%, 2023	250	297
5.00%, 2025	1,500	1,824
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	500	557
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,066
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	107
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	648
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, 2019	2,000	2,000
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	701
3.00%, 2021	600	601
5.00%, 2025	300	357
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2019	600	646
5.00%, 2019	1,000	1,094
5.00%, 2021	1,000	1,115
5.00%, 2023	1,100	1,249
5.00%, 2024	300	335
5.00%, 2025	750	884
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	574
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 2021	1,100	1,240
5.00%, 2026	650	782
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	236
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,843
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	868
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	308
Center Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 0.00%, 2026[2]	350	260
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,096
5.00%, 2024	600	627
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2020	$500	$560
5.00%, 2022	450	522
5.00%, 2025	665	780
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	485	542
5.00%, 2022	1,355	1,532
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,517
City of Alhambra, Health Care Facs. Nursing Homes Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2027	630	743
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	332
3.15%, 2021	570	588
3.55%, 2023	350	361
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	608
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 2019	1,230	1,246
3.00%, 2020	1,250	1,298
3.25%, 2022	700	737
3.375%, 2023	850	875
4.00%, 2018	500	520
4.00%, 2022	400	437
5.00%, 2023	1,455	1,699
5.00%, 2028	500	550
City of Irvine, Special Assessment Ref. Bonds, 5.00%, 2021	500	568
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	295
5.00%, 2020	400	437
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	112
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	500	599
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,329
City of Roseville California, Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,130
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,395
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	729
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[2]	500	389
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	933
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	550
5.00%, 2023	450	521
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (NATL-RE Insured), 5.00%, 2021	180	182
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/17 @ 100) (NATL-RE Insured), 5.00%, 2021	95	96
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,494
5.00%, 2024	860	973
County of San Diego, Health Care Facs. Rev. Ref. Bonds:
4.00%, 2023	625	680
5.00%, 2022	200	229
Eastern Municipal Water Dist., Water Rev. Ref. Bonds, Series A, 5.00%, 2023	500	594
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	620
5.00%, 2027	500	580

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2030	$1,000	$1,141
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	683
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	838
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	1,700	1,974
5.00%, 2026	1,000	1,172
Fillmore Redev. Agcy. Successr Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2024	1,000	1,181
5.00%, 2025	1,095	1,304
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,100	2,132
Garden Grove Agcy. Comm. Dev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2022	400	464
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2024	410	483
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AGM Insured), 0.00%, 2026[2]	1,000	741
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured):[2]
0.00%, 2024	2,000	1,588
0.00%, 2027	500	347
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	400	421
5.00%, 2020	1,200	1,333
5.00%, 2021	1,200	1,359
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	250	298
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	663
5.00%, 2028	720	786
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	573
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	100	103
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 2025	20	21
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 11/01/18 @ 100), 5.25%, 2025	80	86
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	793
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 2017	100	100
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	579
5.00%, 2029	710	804
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	1,600	1,859
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	532
5.00%, 2019	200	218
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,198
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	590	685
5.00%, 2025	770	896
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	840	852
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	816
5.00%, 2021	500	573

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	$15	$16
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	90
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	660
5.00%, 2023	700	800
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	2,685	3,016
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,379
5.00%, 2024	1,000	1,185
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,091
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,369
Los Angeles County, G.O. General Fund Public Imps. Bonds, 3.00%, 2017	3,000	3,030
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	216
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	923
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	776
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2021	1,000	1,150
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,100
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,374
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,122
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	108
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,012
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[2]	1,500	1,201
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	250	285
Menlo Park Comms. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2028	1,070	1,249
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	500	578
5.00%, 2028	250	288
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.04%, 2027[1]	500	500
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	750	872
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	400	407
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	250	266
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds:[2]
0.00%, 2024	565	461
0.00%, 2028	625	417
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	417
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	456
5.00%, 2020	375	417
Murrieta Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2020	125	133
5.00%, 2025	2,000	2,280
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	573
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,173
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.50%, 2021	1,000	1,102
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2017	200	203
5.00%, 2019	200	218

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	$500	$529
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2022	250	293
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A:
5.00%, 2029	500	588
5.00%, 2030	500	583
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	636
5.00%, 2024	1,000	1,153
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	416
4.00%, 2021	1,485	1,623
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	856
5.00%, 2021	375	425
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	852
Palomar Health, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2025	1,200	1,421
Palomar Health, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 2029	500	579
Palomar Health, G.O. Public Imps. Prop. Tax Bonds, Series A (AGC Insured), 0.00%, 2028[2]	1,000	650
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,132
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 2017	500	507
3.75%, 2018	770	795
4.00%, 2022	440	476
5.00%, 2020	595	654
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	960
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	577
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Bonds, 4.00%, 2025	1,000	1,045
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	868
5.00%, 2025	750	878
5.00%, 2026	600	698
5.00%, 2028	300	344
Regents of the Univ. of California Medical Center Pooled Rev., Health Care Facs. Rev. Ref. Bonds, Series L, 4.00%, 2025	1,815	2,032
Rio Elementary School Dist. Comm. Facs. Dist., School Imps. Special Tax Ref. Bonds (BAM Insured):
5.00%, 2030	700	804
5.00%, 2032	240	272
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	450
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,263
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	587
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	453
5.00%, 2021	1,040	1,183
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	1,000	1,147
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	350	414
5.00%, 2026	400	470
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	500	576

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2025	$1,190	$1,423
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	486
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured):
5.00%, 2025	585	700
5.00%, 2028	250	292
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	615	677
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	811
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,061
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	263
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	895
5.00%, 2020	700	777
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	573
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	738
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	109
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	105
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	500	603
5.00%, 2025	500	607
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	889
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	108
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,203
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	433
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	324
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	270
5.00%, 2018	275	292
5.25%, 2019	290	319
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	353
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	518
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	879
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2023	1,185	1,407
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,254
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	552
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	816
San Marcos Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2029	1,000	1,158
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, 2022	650	723
5.00%, 2020	500	559
5.00%, 2022	500	582
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	218

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	$750	$861
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	304
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A, 5.00%, 2025	200	238
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,747
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	350
5.00%, 2024	530	602
5.00%, 2025	375	419
Santaluz Comm. Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,094
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 2028	590	604
5.00%, 2025	1,110	1,260
5.00%, 2027	460	516
Seal Beach Comm. Facs. Dist. No 2005-1, Special Tax Ref. Bonds:
3.00%, 2023	150	150
3.00%, 2024	145	142
3.00%, 2025	365	351
3.00%, 2026	150	142
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	286
5.00%, 2023	500	587
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,139
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.99%, 2017[1]	1,725	1,724
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	211
5.00%, 2020	1,550	1,738
5.00%, 2023	800	892
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	540
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	370
5.00%, 2021	750	862
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,091
5.00%, 2020	245	275
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	107
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	925	972
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.28%, 2035[1]	1,475	1,475
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	111
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2017	1,500	1,500
5.00%, 2017	2,165	2,173
5.00%, 2019	2,000	2,155
5.00%, 2019	600	650
5.00%, 2020	2,700	2,995
5.00%, 2020	1,000	1,129
5.00%, 2024	800	944

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.25%, 2020	$650	$721
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	1,125	1,123
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.11%, 2033[1]	2,900	2,896
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	105
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	995	1,048
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,164
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	857
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	233
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	464
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,001
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2029	555	641
5.00%, 2030	545	627
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,612
5.25%, 2024	100	108
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	518
5.00%, 2020	610	672
5.00%, 2022	700	788
Tustin Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2024	500	574
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	830	958
Ukiah Unified School Dist., G.O. School Imps. Prop. Tax Bonds (NATL-RE Insured):[2]
0.00%, 2023	1,830	1,550
0.00%, 2026	1,000	728
Union City Comm. Redev. Agcy.,Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2023	375	440
5.00%, 2025	335	399
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	560
Val Verde Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured):
4.00%, 2021	250	274
4.00%, 2023	600	666
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured):
4.00%, 2024	575	641
4.00%, 2026	270	301
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, 2025	400	443
5.00%, 2022	340	392
Western Riverside County Regional Wastewater Auth., Water Rev. Ref. Bonds, Series A:
5.00%, 2030	600	677
5.00%, 2032	1,200	1,338
__________
		295,480
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	$100	$103
__________
		103
__________
Guam - 0.8%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	387
5.00%, 2022	710	796
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,241
__________
		2,424
__________
Iowa - 0.0%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	100	109
__________
		109
__________
Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	110
__________
		110
__________
Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 3.75%, 2038	305	320
__________
		320
__________
Oregon - 0.3%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.66%, 2022[1]	1,000	1,000
__________
		1,000
__________
Puerto Rico - 1.1%
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, 2026	1,405	1,431
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2017	500	504
5.00%, 2019	500	511
5.00%, 2021	1,000	1,034
__________
		3,480
__________
Texas - 0.3%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.41%, 2034[1]	1,100	1,100
__________
		1,100
__________
Total bonds & notes (cost: $300,879,000)		304,126
__________

	Principal amount (000)	Value (000)
Short-term securities - 4.8%
California Educ. Facs. Auth. Rev., 0.76%, April 05, 2017[1]	$3,000	$3,000
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.59%, November 01, 2026[1]	3,500	3,500
Manteca Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 0.61%, October 01, 2042[1]	2,900	2,900
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2, 0.57%, July 01, 2037[1]	4,350	4,350
State of California G.O., 0.71%, February 09, 2017[1]	2,000	2,000
__________
Total short-term securities (cost: $15,750,000)		15,750
__________
Total investment securities (cost: $316,629,000)		319,876
Other assets less liabilities		7,428
__________
Net assets		$327,304
__________
__________

[1]		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]		Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group California Short-Term Municipal Fund Schedule of investments January 31, 2017 (unaudited)	Principal amount (000)	Value (000)
Bonds & notes - 94.5%
California - 92.5%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.), 5.00%, 2018	$250	$262
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	559
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 2018	500	517
Anaheim Public Fncg. Auth., Rec. Fac. Imps. Lease Rev. Bonds (AGM Insured), 0.00%, 2022[1]	1,000	869
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[2]
1.56%, 2045	500	496
1.56%, 2047	250	248
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[2]	750	750
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.36%, 2047[2]	800	799
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[2]	600	602
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2017	400	403
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[2]	500	505
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.26%, 2034[2]	250	250
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 1.36%, 2034[2]	250	250
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	761
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2018	500	525
5.00%, 2020	750	844
5.00%, 2022	500	583
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2017	100	100
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
4.00%, 2017	200	201
4.00%, 2018	400	417
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 2017	510	521
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	233
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 2022	330	361
5.00%, 2022	300	351
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	436
5.00%, 2019	500	536
5.00%, 2019	200	218
5.00%, 2020	150	167
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 10/18/22 @ 100), 1.70%, 2033[2]	510	492
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	206
4.00%, 2019	500	527
4.00%, 2020	625	668
5.00%, 2018	500	533
5.00%, 2019	525	576
5.00%, 2019	300	328
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[2]	500	514
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[2]	500	559
California Infrastructure & Econ. Dev. Bank, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	235	268

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2022	$265	$308
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.94%, 2047[2]	500	500
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.94%, 2038[2]	600	600
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 2017	200	202
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	172
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	265
5.00%, 2020	700	781
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	441
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 2019	400	422
5.00%, 2018	400	418
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 2017	210	215
4.00%, 2019	500	536
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2017	475	490
5.00%, 2018	400	427
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 2029[2]	600	606
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	1,100	1,101
3.50%, 2021	250	261
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	172
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,225	1,356
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 12/01/23 @ 100), , 2.625%, 2033[2]	1,100	1,107
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	307
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	740
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	546
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2017	500	512
5.00%, 2018	125	133
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, 2018	745	787
5.00%, 2019	380	415
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A, 5.00%, 2018	500	533
City of Alhambra, Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2023	450	519
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine, Special Assessment Ref. Bonds:
4.00%, 2018	500	521
4.00%, 2019	300	319
5.00%, 2021	500	568
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	234
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,475

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	$250	$270
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	456
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	528
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2018	600	625
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	469
5.00%, 2020	545	607
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	731
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	450	510
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	500	530
5.00%, 2019	950	1,038
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2019	400	423
5.00%, 2020	500	554
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	641
5.00%, 2020	500	560
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 4.00%, 2023	500	553
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	526
5.00%, 2019	500	542
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[1]	1,100	1,041
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	300	343
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,058
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2018	425	454
Kern County Water Agcy. Imp. Dist. No. 4, Water Rev. Ref. Bonds, Series A (AGM Insured):
4.00%, 2020	700	756
5.00%, 2021	740	843
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2022	470	544
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	522
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	746
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series B, 4.00%, 2019	300	321
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,091
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	175	184
5.00%, 2018	1,100	1,175
5.00%, 2019	700	768
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,201
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	528
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2022	250	269
5.00%, 2022	250	285
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	639
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.04%, 2027[2]	500	500
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	250	291

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	$250	$266
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	529
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2022	650	761
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	360	365
4.00%, 2018	300	313
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	397
5.00%, 2019	200	218
5.00%, 2021	200	226
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	398
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A (BAM Insured), , 5.00%, 2027	600	707
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	800	881
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	404
Rancho Santa Fe Comm. Services Dist., Special Tax Ref. Bonds, Series A:
3.00%, 2019	505	522
4.00%, 2020	490	525
Regents of the Univ. of California Medical Center Pooled Rev., Health Care Facs. Rev. Ref. Bonds, Series L, 5.00%, 2022	650	757
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	375	409
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	523
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	930
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	326
Roseville Finance Auth., Special Tax Ref. Bonds:
4.00%, 2021	450	491
4.00%, 2022	620	683
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2018	500	536
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2018	250	260
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	517
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2017	400	407
5.00%, 2018	500	530
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2017	650	661
5.00%, 2018	100	105
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	300	315
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	500	527
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2020	850	956
5.00%, 2021	365	420
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	524
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C:
5.00%, 2020	500	558
5.00%, 2022	250	289
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 2020	1,000	1,120
5.00%, 2023	1,000	1,188
San Francisco Muni. Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, 2018	245	253

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2018	$500	$528
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	313
4.00%, 2019	475	508
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	841
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	384
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	750	783
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.99%, 2017[2]	1,075	1,074
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2018	200	211
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	370
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	600	655
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	317
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 3.00%, 2021	200	213
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series B, 4.00%, 2022	310	347
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	350	368
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.28%, 2035[2]	1,050	1,050
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 1.37%, 2029[2]	500	502
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2021	500	574
State of California, G.O. General Fund Ref. Notes, 5.00%, 2019	900	994
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	425	424
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.11%, 2033[2]	1,500	1,498
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 2023	1,000	1,177
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 1.41%, 2017[2]	500	500
State of California, G.O. Public Imps. Misc. Rev. Bonds, 5.50%, 2019	1,000	1,093
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	600	632
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	560
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 4.00%, 2017	350	352
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	571
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	739
5.00%, 2021	500	572
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	588
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	450	520
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	250	257
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	307
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	269
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured), 3.00%, 2021	200	211
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	306
5.00%, 2021	265	301
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	300	308

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
West Sacramento Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2019	$755	$802
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2020	180	195
4.00%, 2022	120	133
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	300	355
__________
			102,146
__________
Guam - 0.3%
Guam Government Waterworks Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	300	336
__________
			336
__________
Illinois - 0.5%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	517
__________
			517
__________
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	70	72
__________
			72
__________
Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 1.09%, 2018[2]	175	175
__________
			175
__________
Puerto Rico - 1.0%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	813
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2017	250	252
__________
			1,065
__________
Total bonds & notes (cost: $104,473,000)		104,311
__________
Short-term securities - 3.6%
California Educ. Facs. Auth. Rev., 0.76%, April 05, 2017[2]	$1,000	1,000
State of California G.O., 0.71%, February 09, 2017[2]	3,000	3,000
__________
Total short-term securities (cost: $4,000,000)		4,000
__________
Total investment securities (cost: $108,473,000)			108,311
Other assets less liabilities		2,065
__________
Net assets		$110,376
__________
__________

[1]	Zero coupon bond; interest rate represents current yield to maturity.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group Core Bond Fund Schedule of investments January 31, 2017 (unaudited)	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - 95.6%
U.S. government & government agency bonds & notes - 55.0%
Fannie Mae:
1.75%, 2019	$1,545	$1,558
2.125%, 2026	400	380
Federal Home Loan Banks, 1.875%, 2020	2,910	2,937
Freddie Mac, 1.00%, 2017	350	351
U.S. Treasury Bonds:
7.625%, 2025	750	1,043
3.00%, 2045	500	494
U.S. Treasury Inflation Indexed Bonds:
0.125%, 2017	1,828	1,835
0.125%, 2021	8,152	8,272
0.25%, 2025	3,409	3,390
0.625%, 2026	5,069	5,173
2.00%, 2026	608	693
0.75%, 2045	205	196
U.S. Treasury Inflation Indexed Notes:
0.125%, 2020	1,670	1,701
0.375%, 2023	518	530
0.375%, 2025	3,333	3,353
U.S. Treasury Notes:
0.875%, 2017	1,000	1,001
0.875%, 2017	1,000	1,001
0.875%, 2017	2,000	2,002
1.00%, 2017	1,000	1,001
4.50%, 2017	15,825	15,998
4.625%, 2017	4,000	4,006
8.75%, 2017	490	502
0.75%, 2018	500	499
0.875%, 2018	1,715	1,708
1.25%, 2018	500	501
1.25%, 2018	3,540	3,544
1.25%, 2018	5,140	5,149
1.375%, 2018	250	251
1.50%, 2018	1,000	1,006
3.75%, 2018	3,800	3,975
3.875%, 2018	1,000	1,037
0.75%, 2019	1,390	1,377
0.875%, 2019	4,720	4,670
1.00%, 2019	500	495
1.25%, 2019	500	500
1.50%, 2019	1,000	1,002
1.50%, 2019	2,750	2,761
1.625%, 2019	500	502
1.625%, 2019	1,000	1,006
1.75%, 2019	2,000	2,018
1.375%, 2020	1,000	993
1.375%, 2020	4,850	4,806
1.375%, 2020	10,000	9,975
1.625%, 2020	2,500	2,492
1.625%, 2020	3,215	3,218
2.00%, 2020	1,000	1,011
1.125%, 2021	3,010	2,920
1.125%, 2021	3,465	3,356

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
U.S. government & government agency bonds & notes - continued
1.25%, 2021	$2,360	$2,309
1.25%, 2021	2,500	2,427
1.375%, 2021	3,420	3,357
1.375%, 2021	5,165	5,074
1.75%, 2021	9,635	9,574
1.875%, 2021	500	499
2.125%, 2021	1,000	1,010
3.125%, 2021	2,000	2,108
1.50%, 2022	1,750	1,714
1.75%, 2022	2,000	1,979
1.875%, 2022	2,000	1,988
2.125%, 2022	3,000	3,017
2.125%, 2022	4,700	4,702
1.25%, 2023	1,000	943
1.375%, 2023	1,000	949
1.375%, 2023	1,275	1,213
1.50%, 2023	4,750	4,570
1.625%, 2023	2,000	1,936
1.625%, 2023	4,000	3,869
1.75%, 2023	1,000	975
1.75%, 2023	1,680	1,644
2.00%, 2023	2,000	1,985
2.125%, 2023	7,415	7,368
2.25%, 2023	500	500
2.50%, 2023	1,050	1,069
2.75%, 2023	2,250	2,324
2.75%, 2024	5,000	5,163
2.00%, 2025	2,000	1,937
2.00%, 2025	2,000	1,947
1.50%, 2026	1,500	1,379
1.625%, 2026	3,000	2,802
__________
Total U.S. government & government agency bonds & notes		200,520
__________
Mortgage-backed obligations - 7.0%
Federal agency mortgage-backed obligations - 4.4%
Fannie Mae:
4.50%, 2019	26	27
4.50%, 2020	161	165
3.50%, 2025	2,532	2,640
5.50%, 2037	9	11
5.50%, 2038	477	532
5.00%, 2041	204	223
5.00%, 2041	841	920
FHLMC Multifamily Structured Pass Through Certificates:
3.974%, 2021[1]	524	561
2.373%, 2022	250	251
2.791%, 2022	1,320	1,354
Freddie Mac:
3.50%, 2034	2,150	2,227
3.50%, 2045	2,595	2,670
Freddie Mac REMICS, 6.00%, 2037	29	33
Ginnie Mae:

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
4.50%, 2040	$77	$83
4.00%, 2047, TBA	2,570	2,717
5.631%, 2059	114	116
1.536%, 2062[1]	595	598
4.991%, 2064	196	204
6.64%, 2064	694	729
__________
		16,061
__________
Commercial mortgage-backed securities - 2.6%
Citigroup Commercial Mortgage Trust, 3.608%, 2048	570	595
Core Industrial Trust, Series 144A, 3.04%, 2034[2]	890	912
Credit Suisse Commercial Mortgage Trust, 5.695%, 2040[1]	443	448
Freddie Mac Structured Agency Credit Risk Debt Notes:[1]
1.771%, 2024	37	37
1.871%, 2025	87	87
JPMorgan Chase Commercial Mortgage Securities Trust:[1]
5.734%, 2049	311	311
5.85%, 2051	191	194
LB-UBS Commercial Mortgage Trust:
5.387%, 2040	372	372
5.493%, 2040[1]	680	683
5.875%, 2044[1]	296	298
6.161%, 2045[1]	500	515
Merrill Lynch Mortgage Trust, 5.8266%, 2050[1]	675	679
ML-CFC Commercial Mortgage Trust, 5.8873%, 2049[1]	506	511
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	691
Station Place Securitization Trust, 1.7711%, 2017[1,3]	1,000	1,000
Station Place Securitization Trust, Series 144A, 1.6733%, 2049[1,2,3]	975	975
Wachovia Bank Commercial Mortgage Trust:[1]
5.591%, 2047	510	512
5.717%, 2049	601	603
__________
		9,423
__________
Total mortgage-backed obligations		25,484
__________
Corporate bonds & notes - 25.1%
Banks - 3.9%
Bank of America Corp.:
2.625%, 2020	735	737
3.875%, 2025	865	876
BB&T Corp.:
2.05%, 2018	500	503
2.625%, 2020	385	389
BNP Paribas SA, 1.4732%, 2017[1]	520	520
Citigroup, Inc.:
2.35%, 2021	1,005	985
4.45%, 2027	390	397
3.887%, 2028[1]	885	886
Cooperatieve Rabobank UA, 2.75%, 2022	400	399

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Banks - continued
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 2023	$500	$501
HSBC Holdings PLC, 2.65%, 2022	660	646
JPMorgan Chase & Co.:
2.55%, 2021	645	644
3.20%, 2023	125	126
Morgan Stanley:
2.125%, 2018	300	301
2.50%, 2021	500	494
2.443%, 2023[1]	650	659
3.125%, 2026	260	247
PNC Bank NA:
1.45%, 2019	690	682
2.55%, 2021	350	349
The Bank of New York Mellon Corp., 2.10%, 2019	500	503
The Goldman Sachs Group, Inc.:
3.00%, 2022	365	363
3.75%, 2026	435	435
4.75%, 2045	175	182
Wells Fargo & Co.:
2.10%, 2021	1,360	1,324
3.069%, 2023	890	890
__________
		14,038
__________
Pharmaceuticals - 2.4%
Abbvie, Inc.:
2.50%, 2020	1,060	1,066
2.30%, 2021	340	335
3.20%, 2022	415	416
2.85%, 2023	80	78
3.60%, 2025	150	148
Actavis Funding SCS:
3.00%, 2020	485	493
3.45%, 2022	490	497
3.80%, 2025	740	740
AstraZeneca PLC, 3.375%, 2025	445	442
EMD Finance LLC, Series 144A, 3.25%, 2025[2]	580	568
Johnson & Johnson, 2.45%, 2026	320	306
Merck & Co., Inc., 1.10%, 2018	250	250
Novartis Securities Investment Ltd., 5.125%, 2019	300	321
Pfizer, Inc., 1.2634%, 2018[1]	500	502
Shire Acquisitions Investments Ireland DAC:
1.90%, 2019	350	346
2.40%, 2021	195	190
2.875%, 2023	120	115
3.20%, 2026	615	579
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 2018	165	164
1.70%, 2019	165	162
2.20%, 2021	600	573
2.80%, 2023	190	178
3.15%, 2026	450	409

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Pharmaceuticals - continued
4.10%, 2046	$30	$25
__________
		8,903
__________
Electric - 2.2%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	315
CMS Energy Corp., 3.875%, 2024	400	414
Dominion Resources, Inc., Series 144A, 1.875%, 2018[2]	685	684
Duke Energy Corp.:
1.80%, 2021	605	584
2.65%, 2026	660	618
Exelon Corp., 3.40%, 2026	65	64
Pacific Gas & Electric Co., 2.45%, 2022	300	298
PacifiCorp, 5.65%, 2018	755	799
Progress Energy, Inc., 7.05%, 2019	930	1,026
Public Service Electric & Gas Co.:
1.90%, 2021	270	266
2.25%, 2026	520	483
Southern California Edison Co., 1.125%, 2017	430	430
Tampa Electric Co., 2.60%, 2022	350	341
Virginia Electric and Power Co.:
1.20%, 2018	620	618
3.10%, 2025	1,020	1,012
Xcel Energy, Inc., 3.30%, 2025	190	190
__________
		8,142
__________
Oil & gas - 1.6%
Anadarko Petroleum Corp.:
4.85%, 2021	65	70
5.55%, 2026	145	163
ConocoPhillips Co.:
4.20%, 2021	155	164
4.95%, 2026	235	258
Exxon Mobil Corp., 1.1134%, 2019[1]	1,115	1,117
Husky Energy, Inc., 7.25%, 2019	250	284
Petroleos Mexicanos:
6.375%, 2021	300	321
4.625%, 2023	1,000	977
Petroleos Mexicanos, Series 144A:[2]
5.375%, 2022	175	179
6.50%, 2027	200	206
Phillips 66, 4.30%, 2022	290	312
Shell International Finance BV:
1.75%, 2021	435	423
1.875%, 2021	270	265
2.50%, 2026	265	247
2.875%, 2026	340	327
Statoil ASA, 3.25%, 2024	85	86
Total Capital International SA, 2.875%, 2022	230	234

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Oil & gas - continued
Woodside Finance Ltd., Series 144A, 4.60%, 2021[2]	$185	$196
__________
		5,829
__________
Auto Manufacturers - 1.4%
American Honda Finance Corp., 2.30%, 2026	75	70
BMW US Capital LLC, Series 144A, 1.45%, 2019[2]	340	335
Daimler Finance North America LLC, Series 144A:[2]
1.894%, 2018[1]	350	352
3.30%, 2025	250	250
Ford Motor Credit Co. LLC:
3.157%, 2020	550	554
3.219%, 2022	205	204
General Motors Co., 4.00%, 2025	145	143
General Motors Financial Co., Inc.:
3.10%, 2019	975	988
3.70%, 2020	320	328
4.30%, 2025	535	534
4.00%, 2026	175	170
Toyota Motor Credit Corp.:
1.45%, 2018	350	350
2.60%, 2022	420	420
3.20%, 2027	415	414
__________
		5,112
__________
Pipelines - 1.4%
Boardwalk Pipelines LP, 4.95%, 2024	460	481
Enbridge Energy Partners LP, 5.875%, 2025	230	257
Enbridge, Inc.:
5.60%, 2017	790	796
4.00%, 2023	505	520
Energy Transfer Partners LP, 4.20%, 2027	185	184
EnLink Midstream Partners LP, 4.40%, 2024	220	221
Kinder Morgan Energy Partners LP, 4.25%, 2024	430	440
Kinder Morgan, Inc., 4.30%, 2025	1,010	1,040
Phillips 66 Partners LP, 3.55%, 2026	105	102
Spectra Energy Partners LP, 2.95%, 2018	500	508
TC PipeLines LP, 4.375%, 2025	415	421
__________
		4,970
__________
Insurance - 1.2%
American International Group, Inc., 2.30%, 2019	495	499
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	756
Chubb INA Holdings, Inc.:
2.30%, 2020	275	276
2.875%, 2022	145	146
3.35%, 2026	45	45
4.35%, 2045	50	52
New York Life Global Funding, Series 144A, 1.70%, 2021[2]	750	724
Prudential Financial, Inc., 1.6857%, 2018[1]	570	573

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Insurance - continued
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[2]	$1,125	$1,130
The Allstate Corp., 3.28%, 2026	175	175
__________
		4,376
__________
Healthcare-services - 1.2%
Aetna, Inc.:
1.50%, 2017	350	350
1.70%, 2018	220	220
1.90%, 2019	255	255
2.40%, 2021	685	689
2.80%, 2023	60	60
3.20%, 2026	665	666
4.25%, 2036	65	65
Anthem, Inc.:
2.30%, 2018	285	287
4.35%, 2020	300	318
Laboratory Corp. of America Holdings, 4.70%, 2045	135	135
UnitedHealth Group, Inc.:
1.40%, 2017	250	250
3.35%, 2022	380	392
3.75%, 2025	460	478
__________
		4,165
__________
Telecommunications - 0.9%
AT&T, Inc., 2.80%, 2021	405	404
Cisco Systems, Inc., 2.20%, 2023	520	501
Deutsche Telekom International Finance BV, Series 144A, 2.485%, 2023[2]	695	665
Verizon Communications, Inc.:
1.375%, 2019	350	346
1.75%, 2021	180	172
2.625%, 2026	770	700
4.272%, 2036	500	467
4.125%, 2046	175	151
__________
		3,406
__________
Agriculture - 0.8%
Altria Group, Inc.:
2.85%, 2022	250	250
2.95%, 2023	200	200
4.00%, 2024	430	451
Philip Morris International, Inc.:
1.875%, 2021	165	162
2.125%, 2023	415	396
2.75%, 2026	225	215
Reynolds American, Inc.:
3.25%, 2020	475	488
4.00%, 2022	70	73
4.45%, 2025	430	450
5.70%, 2035	30	34

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Agriculture - continued
5.85%, 2045	$220	$257
__________
		2,976
__________
REITS - 0.8%
Corporate Office Properties LP, 5.25%, 2024	225	237
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	514
DDR Corp., 4.25%, 2026	430	434
ERP Operating LP, 4.625%, 2021	210	228
Essex Portfolio LP, 3.50%, 2025	490	485
Kimco Realty Corp.:
3.40%, 2022	90	92
2.80%, 2026	475	443
Simon Property Group LP, 2.50%, 2021	460	461
__________
		2,894
__________
Media - 0.8%
21st Century Fox America, Inc., 3.70%, 2025	205	208
CBS Corp., 1.95%, 2017	200	200
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 2022	325	340
4.908%, 2025	165	173
Comcast Corp., 2.35%, 2027	435	396
NBCUniversal Media LLC, 5.15%, 2020	350	383
The Walt Disney Co., 5.50%, 2019	300	324
Time Warner, Inc., 3.80%, 2027	150	147
Viacom, Inc.:
2.50%, 2018	350	352
3.875%, 2024	380	369
__________
		2,892
__________
Biotechnology - 0.6%
Amgen, Inc.:
1.85%, 2021	190	183
2.25%, 2023	260	247
2.60%, 2026	470	432
Celgene Corp.:
2.125%, 2018	200	201
2.875%, 2020	120	122
3.875%, 2025	455	461
Gilead Sciences, Inc.:
3.25%, 2022	325	333
3.50%, 2025	320	323
__________
		2,302
__________
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.65%, 2021	340	342
3.30%, 2023	175	178

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Beverages - continued
3.65%, 2026	$560	$565
Molson Coors Brewing Co.:
1.45%, 2019	80	79
2.10%, 2021	85	83
3.00%, 2026	245	231
PepsiCo, Inc.:
1.35%, 2019	335	332
1.70%, 2021	420	409
__________
		2,219
__________
Software - 0.5%
Microsoft Corp.:
2.875%, 2024	445	444
2.40%, 2026	350	326
3.30%, 2027	435	436
Oracle Corp.:
1.20%, 2017	250	250
2.375%, 2019	500	508
__________
		1,964
__________
Real Estate - 0.5%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	304
4.125%, 2024	400	410
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, 2019	100	100
3.50%, 2025	250	248
WEA Finance LLC, Series 144A:[2]
2.70%, 2019	475	481
3.25%, 2020	355	362
__________
		1,905
__________
Retail - 0.5%
Home Depot, Inc., 2.125%, 2026	825	759
McDonald's Corp., 3.70%, 2026	135	137
Starbucks Corp.:
2.00%, 2018	190	192
2.10%, 2021	235	235
The Home Depot, Inc., 4.40%, 2021	350	379
Walgreens Boots Alliance, Inc., 3.10%, 2023	135	135
__________
		1,837
__________
Healthcare-products - 0.5%
Abbott Laboratories:
2.35%, 2019	430	431
2.90%, 2021	190	190
3.40%, 2023	140	140
3.75%, 2026	515	509

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Healthcare-products - continued
Becton Dickinson & Co., 3.734%, 2024	$61	$63
Zimmer Biomet Holdings, Inc., 3.15%, 2022	470	470
__________
		1,803
__________
Semiconductors - 0.5%
Analog Devices, Inc.:
2.50%, 2021	185	183
3.50%, 2026	170	167
Broadcom Corp. / Broadcom Cayman Finance Ltd., Series 144A:[2]
2.375%, 2020	270	270
3.00%, 2022	520	518
3.625%, 2024	270	270
3.875%, 2027	380	379
__________
		1,787
__________
Diversified financial services - 0.4%
American Express Co., 1.5062%, 2018[1]	500	501
Visa, Inc., 2.20%, 2020	815	818
__________
		1,319
__________
Housewares - 0.4%
Newell Brands, Inc.:
3.15%, 2021	355	361
3.85%, 2023	340	351
4.20%, 2026	515	534
__________
		1,246
__________
Food - 0.2%
Kraft Heinz Foods Co., 3.00%, 2026	450	421
The Kroger Co., 2.00%, 2019	410	411
__________
		832
__________
Electronics - 0.2%
Honeywell International, Inc.:
1.40%, 2019	440	437
1.85%, 2021	395	387
__________
		824
__________
Miscellaneous manufacturing - 0.2%
3M Co., 1.625%, 2021	520	510
General Electric Co., 2.70%, 2022	300	302
__________
		812
__________
Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, 2023[2]	85	84
Lockheed Martin Corp.:

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Aerospace/Defense - continued
3.10%, 2023	$90	$91
3.55%, 2026	265	269
The Boeing Co., 0.95%, 2018	350	348
__________
		792
__________
Multi-National - 0.2%
European Investment Bank, 2.25%, 2022	751	750
__________
		750
__________
Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	379
Waste Management, Inc., 4.60%, 2021	300	324
__________
		703
__________
Apparel - 0.2%
NIKE, Inc., 2.375%, 2026	615	579
__________
		579
__________
Computers - 0.2%
Apple, Inc., 1.55%, 2021	565	546
__________
		546
__________
Oil&Gas Services - 0.1%
Halliburton Co., 3.80%, 2025	165	168
Schlumberger Holdings Corp., Series 144A:[2]
3.00%, 2020	125	128
4.00%, 2025	165	173
__________
		469
__________
Internet - 0.1%
Alphabet, Inc., 1.998%, 2026	465	426
__________
		426
__________
Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	350
__________
		350
__________
Office/Business Equip - 0.1%
Xerox Corp., 2.95%, 2017	250	251
__________
		251
__________
Gas - 0.0%
Dominion Gas Holdings LLC, 2.80%, 2020	125	127
__________
		127
__________

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	$50	$52
__________
		52
__________
Total corporate bonds & notes		91,598
__________
Municipals - 1.5%
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	504
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	2,000	2,057
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	502
3.139%, 2020	805	821
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	44
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	660
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	345
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 5.10%, 2033	500	459
__________
Total municipals		5,400
__________
Government & government agency bonds & notes outside the U.S. - 0.5%
Sovereign - 0.5%
Mexico Government International Bond, 4.00%, 2023	450	454
Province of Manitoba Canada, 3.05%, 2024	200	204
Province of Ontario Canada, 3.20%, 2024	500	513
Ukraine Government AID Bonds, 1.844%, 2019	875	877
__________
		2,048
__________
Total government & government agency bonds & notes outside the U.S.		2,048
__________
Asset-backed obligations - 6.5%
AmeriCredit Automobile Receivables Trust, 1.15%, 2019	158	159
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 2019	1,000	995
2.97%, 2020	1,340	1,360
2.50%, 2021	770	769
California Republic Auto Receivables Trust:
1.82%, 2020	775	777
2.51%, 2021	270	271
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	581
CarMax Auto Owner Trust, 1.16%, 2019	262	262
Chase Issuance Trust:
1.10%, 2020	690	689
1.198%, 2020 [1]	480	482
Chesapeake Funding LLC, Series 144A, 1.1856%, 2026[1,2]	86	86
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[2]	329	329
Citi Held For Asset Issuance, Series 144A:[2]
2.56%, 2022	198	198
4.31%, 2022	865	870
Citibank Credit Card Issuance Trust, 1.9264%, 2020[1]	540	545
CPS Auto Receivables Trust, Series 144A:[2]

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Asset-backed obligations - continued
2.07%, 2019	$133	$133
3.34%, 2020	800	812
Discover Card Execution Note Trust, 1.1172%, 2020[1]	1,165	1,167
Drive Auto Receivables Trust, Series 144A:[2]
1.67%, 2019	260	260
1.77%, 2020	970	970
2.56%, 2020	190	191
2.76%, 2021	800	805
3.19%, 2022	430	436
DT Auto Owner Trust, Series 144A:[2]
1.75%, 2019	202	202
3.15%, 2022	425	425
Enterprise Fleet Financing LLC, Series 144A:[2]
1.05%, 2020	223	223
2.13%, 2022	835	835
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, 2025	565	570
2.03%, 2027	525	518
Ford Credit Floorplan Master Owner Trust, 1.55%, 2021	210	209
Global SC Finance II SRL, Series 144A, 3.19%, 2029[2]	576	558
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
1.163%, 2028	153	153
1.513%, 2028	300	300
Hertz Vehicle Financing LLC, Series 144A:[2]
3.29%, 2018	270	270
1.83%, 2019	1,300	1,292
2.73%, 2021	1,048	1,048
Nationstar HECM Loan Trust, Series 144A, 2.2394%, 2026[2,3]	84	84
Octagon Investment Partners XV Ltd., Series 144A, 2.3148%, 2025[1,2]	800	800
Santander Drive Auto Receivables Trust:
1.56%, 2020	275	275
2.66%, 2021	95	95
2.74%, 2021	1,735	1,754
3.09%, 2022	400	406
TAL Advantage V LLC, Series 144A, 3.55%, 2038[2]	359	348
Verizon Owner Trust, Series 144A, 1.42%, 2021[2]	165	164
__________
Total asset-backed obligations		23,676
__________
Total bonds, notes & other debt investments (cost: $350,147,000)		348,726
__________
Short-term securities - 5.2%
Estee Lauder Cos., Inc., 0.70%, February 13, 2017[4]	$6,823	6,821
Federal Home Loan Banks, 0.505%, February 06, 2017[4]	3,600	3,600
General Electric Co., 0.01%, February 01, 2017[4]	4,400	4,400
U.S. Treasury Bill, 0.443%, February 16, 2017[4]	4,000	3,999
__________
Total short-term securities (cost: $18,820,000)		18,820
__________

Total investment securities (cost: $368,967,000)	367,546
Other assets less liabilities	(2,780)
__________
Net assets	$364,766
__________
__________

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at January 31, 2017.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $26,193,000, representing 7.18% of net assets.
[3]	Security was valued in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, these securities represent 0.6% of net assets.
[4]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Econ.	= Economic
Facs.	= Facilities
FHLMC	= Federal Home Loan Mortgage Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced

Capital Group Global Equity Fund Schedule of investments January 31, 2017 (unaudited)	Shares	Value (000)
Common Stocks - 95.2%
Information Technology - 18.9%
Keyence Corp.	26,500	$10,296
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	309,320	9,561
ASML Holding NV	74,794	9,075
Visa, Inc., A Shares	93,220	7,710
Apple, Inc.	49,894	6,055
Texas Instruments, Inc.	80,140	6,054
Broadcom Ltd.	29,173	5,820
Murata Manufacturing Co. Ltd.	35,000	4,729
VTech Holdings Ltd.	330,800	4,114
Hamamatsu Photonics K.K.	122,800	3,551
Amadeus IT Group SA	66,775	3,081
SAP SE	30,133	2,753
Jack Henry & Associates, Inc.	30,466	2,735
Microsoft Corp.	34,800	2,250
Xilinx, Inc.	38,345	2,232
Alphabet, Inc., Class A1	2,460	2,018
Alphabet, Inc., Class C1	2,139	1,704
Jabil Circuit, Inc.	69,900	1,676
Activision Blizzard, Inc.	41,620	1,674
Gemalto NV	26,349	1,529
Accenture PLC, Class A	10,900	1,241
Oracle Corp.	18,400	1,030
Automatic Data Processing, Inc.	8,622	871
VeriSign, Inc.[1]	8,805	706
Analog Devices, Inc.	8,580	643
__________
		93,108
__________
Financials - 14.6%
AIA Group Ltd.	1,660,400	10,336
CME Group, Inc.	70,000	8,476
JPMorgan Chase & Co.	84,040	7,112
BNP Paribas SA	110,468	7,057
Moody's Corp.	40,900	4,240
The Goldman Sachs Group, Inc.	15,175	3,480
HDFC Bank Ltd. (ADR)	46,830	3,228
Sampo Oyj, A Shares	68,065	3,152
Chubb Ltd.	18,870	2,481
The Bank of New York Mellon Corp.	55,185	2,468
Marsh & McLennan Cos., Inc.	34,485	2,346
Wells Fargo & Co.	36,880	2,078
Aon PLC	17,400	1,961
The PNC Financial Services Group, Inc.	15,550	1,873
KBC Group NV	28,150	1,824
Invesco Ltd.	58,100	1,680
New York Community Bancorp, Inc.	93,145	1,415
Lloyds Banking Group PLC	1,727,700	1,411
DNB ASA	72,619	1,212
Prudential PLC	58,055	1,119
UBS Group AG	68,607	1,107
Svenska Handelsbanken AB, A Shares	73,732	1,101

	Shares	Value (000)
Common Stocks - continued
Financials - continued
ABN AMRO Group NV2	34,060	$800
__________
		71,957
__________
Consumer Discretionary - 12.7%
Las Vegas Sands Corp.	149,480	7,860
Amazon.com, Inc.[1]	8,330	6,860
Naspers Ltd. (ADR), N Shares	333,610	5,343
Royal Caribbean Cruises Ltd.	51,750	4,845
Comcast Corp., Class A	57,050	4,303
Starbucks Corp.	67,300	3,716
Norwegian Cruise Line Holdings Ltd.[1]	78,735	3,701
Newell Brands, Inc.	62,408	2,954
Charter Communications, Inc. Class A1	8,327	2,698
LVMH Moet Hennessy Louis Vuitton SE	12,867	2,592
Yum! Brands, Inc.	34,600	2,267
Cie Financiere Richemont SA	25,002	1,938
Liberty Global PLC, Class A1	44,340	1,617
Yum China Holdings, Inc.[1]	55,610	1,528
Samsonite International SA	448,800	1,417
SES SA	64,207	1,248
Dollar General Corp.	16,750	1,236
BCA Marketplace PLC	506,738	1,197
Scripps Networks Interactive, Inc., Class A	13,970	1,064
Denso Corp.	22,400	972
Modern Times Group MTG AB, B Shares	24,325	750
JCDecaux SA	23,389	747
Tempur Sealy International, Inc.[1]	16,130	694
Panera Bread Co., Class A1	2,760	577
Advance Auto Parts, Inc.	3,135	515
Liberty Global PLC, Series C1	5,100	179
__________
		62,818
__________
Industrials - 11.7%
Safran SA	88,004	5,956
FANUC Corp.	29,300	5,752
SMC Corp.	18,500	5,065
Eaton Corp. PLC	67,315	4,765
Airbus Group SE	64,147	4,346
Hexcel Corp.	78,530	4,032
Assa Abloy AB, Class B	182,842	3,462
The Boeing Co.	17,975	2,937
Jardine Matheson Holdings Ltd.	34,000	2,098
Nielsen Holdings PLC	49,350	2,019
IDEX Corp.	22,000	1,984
General Electric Co.	61,890	1,838
Norfolk Southern Corp.	15,510	1,822
Waste Connections, Inc.	21,970	1,764
Canadian National Railway Co.	19,020	1,322
Ryanair Holdings PLC (ADR)[1]	12,995	1,087
DKSH Holding AG Ltd.	14,647	1,080
CH Robinson Worldwide, Inc.	13,270	1,009
Waste Management, Inc.	13,990	972

	Shares	Value (000)
Common Stocks - continued
Industrials - continued
Sydney Airport	214,770	$953
Hoshizaki Corp.	11,600	946
Brenntag AG	15,364	891
TransDigm Group, Inc.	4,000	866
AA PLC	232,284	713
Meggitt PLC	27,934	147
Deere & Co.	100	11
__________
		57,837
__________
Consumer Staples - 9.2%
Pernod Ricard SA	50,820	5,944
Nestle SA	70,575	5,156
L'Oreal SA	23,943	4,351
Carlsberg A/S, Class B	40,266	3,636
Shiseido Co. Ltd.	120,400	3,368
Imperial Brands PLC	65,370	3,021
British American Tobacco PLC	48,867	3,012
Seven & i Holdings Co. Ltd.	69,300	2,767
Danone SA	43,582	2,728
Diageo PLC	81,785	2,267
Unilever PLC	50,700	2,059
The Coca-Cola Co.	45,190	1,879
Philip Morris International, Inc.	18,820	1,809
Mondelez International, Inc., Class A	28,800	1,275
The Procter & Gamble Co.	12,555	1,100
Japan Tobacco, Inc.	30,100	970
Nestle SA (ADR)	4,300	315
__________
		45,657
__________
Health Care - 9.0%
Novo Nordisk A/S, Class B	167,007	5,998
Roche Holding AG	25,336	5,966
Incyte Corp.[1]	48,600	5,891
Cerner Corp.[1]	88,595	4,758
Astrazeneca PLC	70,705	3,730
Essilor International SA	28,047	3,282
Danaher Corp.	35,200	2,954
Eli Lilly & Co.	38,045	2,931
Gilead Sciences, Inc.	26,907	1,949
Medtronic PLC	21,760	1,654
Aetna, Inc.	11,390	1,351
Express Scripts Holding Co.[1]	17,405	1,199
UnitedHealth Group, Inc.	7,240	1,174
Sysmex Corp.	17,100	1,024
Johnson & Johnson	6,270	710
__________
		44,571
__________
Energy - 7.7%
Royal Dutch Shell PLC, Class B (ADR)	120,695	6,936
Chevron Corp.	56,994	6,346
Occidental Petroleum Corp.	72,095	4,886

	Shares	Value (000)
Common Stocks - continued
Energy - continued
Enbridge, Inc.	112,035	$4,770
Exxon Mobil Corp.	52,125	4,373
Schlumberger Ltd.	37,986	3,180
EOG Resources, Inc.	30,145	3,062
Total SA	39,057	1,967
Helmerich & Payne, Inc.	22,725	1,617
ConocoPhillips	19,800	966
__________
		38,103
__________
Telecommunication Services - 4.0%
SoftBank Group Corp.	116,800	9,001
Singapore Telecommunications Ltd.	2,454,400	6,740
Vodafone Group PLC	827,135	2,022
NTT DOCOMO, Inc.	52,900	1,268
Verizon Communications, Inc.	10,245	502
__________
		19,533
__________
Materials - 3.2%
Asahi Kasei Corp.	506,000	4,728
The Dow Chemical Co.	60,830	3,627
Monsanto Co.	29,645	3,211
Air Liquide SA	10,863	1,173
Praxair, Inc.	9,345	1,107
Rio Tinto PLC	24,242	1,064
Givaudan SA	555	998
__________
		15,908
__________
Utilities - 2.1%
SSE PLC	208,350	3,903
AES Corp.	251,550	2,878
Sempra Energy	22,680	2,322
National Grid PLC	121,990	1,423
__________
		10,526
__________
Real Estate - 2.1%
American Tower Corp. REIT	42,500	4,399
Crown Castle International Corp. REIT	48,475	4,258
Deutsche Wohnen AG	33,383	1,086
Link REIT	98,000	671
__________
		10,414
__________
Total common stocks (cost: $377,118,000)		470,432
__________
	Principal amount (000)
Short-term securities - 3.5%
General Electric Co., 0.01%, February 01, 2017[3]	$12,000	12,000

	Principal amount (000)	Value (000)
Short-term securities - continued
U.S. Treasury Bill, 0.443%, February 16, 2017[3]	$5,000	$4,999
__________
Total short-term securities (cost: $16,999,000)		16,999
__________
Total investment securities (cost: $394,117,000)		487,431
Other assets less liabilities		6,666
__________
Net assets		$494,097
__________
__________

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Security Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of this security amounted to $800,000, representing 0.16% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
ADR	- American Depositary Receipts
REIT	- Real Estate Investment Trust

Capital Group International Equity Fund Schedule of investments January 31, 2017 (unaudited)	Shares	Value (000)
Common Stocks - 92.3%
Information Technology - 15.6%
Keyence Corp.	115,800	$44,993
Murata Manufacturing Co. Ltd.	194,500	26,278
Hamamatsu Photonics K.K.	856,400	24,764
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	783,600	24,221
ASML Holding NV	187,647	22,768
SAP SE	203,037	18,549
Amadeus IT Group SA	313,618	14,471
Gemalto NV	215	12,456
Oracle Corp.	106,400	5,956
Samsung Electronics Co. Ltd. (GDR)	5,057	3,419
Trend Micro, Inc.	34,700	1,348
__________
		199,223
__________
Industrials - 15.2%
SMC Corp.	97,000	26,555
Safran SA	348,375	23,580
FANUC Corp.	117,700	23,105
Assa Abloy AB, Class B	1,055,326	19,979
Jardine Matheson Holdings Ltd.	281,500	17,374
Sydney Airport	3,131,059	13,891
Airbus Group SE	188,975	12,803
Nidec Corp.	97,000	9,115
DKSH Holding AG Ltd.	115,345	8,503
Brenntag AG	135,395	7,855
Hoshizaki Corp.	78,500	6,403
AA PLC	1,999,315	6,134
Kubota Corp.	292,600	4,665
Canadian National Railway Co.	63,300	4,401
Siemens AG	34,457	4,324
Ryanair Holdings PLC (ADR)[1]	35,670	2,984
Glory Ltd.	87,500	2,736
__________
		194,407
__________
Consumer Staples - 13.6%
Pernod Ricard SA	200,747	23,480
Carlsberg A/S, Class B	251,512	22,711
Nestle SA	289,820	21,175
British American Tobacco PLC	340,600	20,993
L'Oreal SA	103,258	18,765
Diageo PLC	605,145	16,775
Imperial Brands PLC	251,278	11,612
Danone SA	168,835	10,569
Reckitt Benckiser Group PLC	94,000	8,046
Associated British Foods PLC	220,050	6,605
Unilever PLC	146,810	5,961
Japan Tobacco, Inc.	101,900	3,285
PZ Cussons PLC	834,615	3,197
__________
		173,174
__________
Financials - 12.6%
AIA Group Ltd.	5,165,000	32,153

	Shares	Value (000)
Common Stocks - continued
Financials - continued
Sampo Oyj, A Shares	451,173	$20,894
BNP Paribas SA	290,637	18,567
Prudential PLC	879,070	16,942
Lloyds Banking Group PLC	17,113,300	13,979
KBC Group NV	161,288	10,450
HDFC Bank Ltd. (ADR)	146,400	10,091
Svenska Handelsbanken AB, A Shares	529,357	7,904
ABN AMRO Group NV2	245,756	5,770
UBS Group AG	325,245	5,249
Sumitomo Mitsui Financial Group, Inc.	129,200	5,093
DNB ASA	294,036	4,905
ING Groep NV	315,015	4,506
Henderson Group PLC	862,110	2,364
DBS Group Holdings Ltd.	140,855	1,896
__________
		160,763
__________
Health Care - 12.0%
Roche Holding AG	135,286	31,855
Novo Nordisk A/S, Class B	828,024	29,739
Astrazeneca PLC	492,635	25,992
Genmab A/S1	101,922	19,649
Sysmex Corp.	236,100	14,135
Essilor International SA	117,670	13,769
Medtronic PLC	112,700	8,567
Novartis AG	65,608	4,804
Sonova Holding AG	33,453	4,408
__________
		152,918
__________
Consumer Discretionary - 10.6%
SES SA	1,001,707	19,475
Ryohin Keikaku Co. Ltd.	83,600	15,660
Liberty Global PLC, Class A1	403,720	14,728
BCA Marketplace PLC	4,442,168	10,492
Samsonite International SA	3,055,200	9,647
Modern Times Group MTG AB, B Shares	285,581	8,809
LVMH Moet Hennessy Louis Vuitton SE	43,483	8,759
Kering	36,831	8,755
Cie Financiere Richemont SA	100,341	7,777
Bayerische Motoren Werke AG	69,593	6,323
WPP PLC	250,340	5,807
JCDecaux SA	163,622	5,227
Naspers Ltd. (ADR), N Shares	267,500	4,284
Wynn Macau Ltd.	2,190,200	4,025
Denso Corp.	88,500	3,841
Liberty Global PLC, Series C1	30,000	1,054
__________
		134,663
__________
Telecommunication Services - 5.3%
SoftBank Group Corp.	284,500	21,924
Vodafone Group PLC	7,547,160	18,452
NTT DOCOMO, Inc.	483,700	11,595

	Shares	Value (000)
Common Stocks - continued
Telecommunication Services - continued
KDDI Corp.	317,300	$8,515
Singapore Telecommunications Ltd.	2,740,400	7,525
__________
		68,011
__________
Energy - 3.6%
Total SA	456,304	22,984
Enbridge, Inc.	385,300	16,404
Royal Dutch Shell PLC, Class B	152,990	4,304
Oil Search Ltd.	516,405	2,691
__________
		46,383
__________
Materials - 2.2%
Asahi Kasei Corp.	968,000	9,044
Givaudan SA	3,644	6,551
Air Liquide SA	49,966	5,394
Rio Tinto PLC	81,490	3,579
Amcor Ltd.	258,547	2,804
__________
		27,372
__________
Real Estate - 1.2%
Link REIT	1,176,500	8,059
Deutsche Wohnen AG	240,171	7,814
__________
		15,873
__________
Utilities - 0.4%
National Grid PLC	468,770	5,471
__________
		5,471
__________
Total common stocks (cost: $1,036,399,000)		1,178,258
__________
Preferred Securities - 0.4%
Health Care - 0.4%
Grifols SA, Class B	272,114	4,650
__________
Total preferred securities (cost: $4,466,000)		4,650
__________
	Principal amount (000)
Short-term securities - 7.3%
Danaher Corp., 0.77%, March 01, 2017[3]	$8,500	8,495
Federal Home Loan Bank, 0.53%, April 03, 2017[3]	4,600	4,596
General Electric Co., 0.01%, February 01, 2017[3]	35,000	35,000
Hershey Foods Corp.:[3]
0.64%, February 21, 2017	9,500	9,496
0.64%, February 27, 2017	1,000	1,000

	Principal amount (000)	Value (000)
Short-term securities - continued
Jupiter Securitization Co. LLC, 0.75%, February 28, 2017[3]	$6,400	$6,396
National Rural Utilities Cooperative Finance Corp., 0.73%, February 28, 2017[3]	15,000	14,992
PepsiCo, Inc., 0.62%, February 17, 2017[3]	6,600	6,598
The Home Depot, Inc., 0.58%, February 07, 2017[3]	6,400	6,399
__________
Total short-term securities (cost: $92,973,000)		92,972
__________
Total investment securities (cost: $1,133,838,000)		1,275,880
Other assets less liabilities		329
__________
Net assets		$1,276,209
__________
__________

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Security Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of this security amounted to $5,770,000, representing 0.45% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
REIT	- Real Estate Investment Trust

Capital Group U.S. Equity Fund Schedule of investments January 31, 2017 (unaudited)	Shares	Value (000)
Common Stocks - 95.0%
Information Technology - 17.5%
Visa, Inc., A Shares	63,880	$5,283
Microsoft Corp.	81,095	5,243
Jack Henry & Associates, Inc.	50,820	4,562
Texas Instruments, Inc.	50,900	3,845
Automatic Data Processing, Inc.	37,090	3,746
Broadcom Ltd.	17,631	3,517
Apple, Inc.	27,910	3,387
Analog Devices, Inc.	34,655	2,597
Alphabet, Inc., Class C1	1,857	1,480
ASML Holding NV	10,590	1,286
Xilinx, Inc.	15,945	928
HP, Inc.	56,520	851
Accenture PLC, Class A	5,700	649
Trimble, Inc.[1]	17,005	504
Jabil Circuit, Inc.	18,540	444
Alphabet, Inc., Class A1	450	369
VeriSign, Inc.[1]	3,240	260
__________
		38,951
__________
Consumer Discretionary - 16.9%
Newell Brands, Inc.	107,400	5,083
Comcast Corp., Class A	67,375	5,081
Charter Communications, Inc. Class A1	12,206	3,954
Starbucks Corp.	61,415	3,391
Amazon.com, Inc.[1]	3,881	3,196
Advance Auto Parts, Inc.	18,135	2,979
Dollar General Corp.	35,595	2,628
Panera Bread Co., Class A1	12,145	2,539
NIKE, Inc., Class B	27,180	1,438
Scripps Networks Interactive, Inc., Class A	18,694	1,424
Norwegian Cruise Line Holdings Ltd.[1]	27,185	1,278
Carnival Corp.	21,650	1,199
The Priceline Group, Inc.[1]	685	1,079
Yum! Brands, Inc.	14,695	963
Yum China Holdings, Inc.[1]	22,100	607
The Home Depot, Inc.	4,276	588
__________
		37,427
__________
Financials - 13.1%
Marsh & McLennan Cos., Inc.	71,400	4,856
Chubb Ltd.	33,240	4,371
Wells Fargo & Co.	69,415	3,910
CME Group, Inc.	30,425	3,684
JPMorgan Chase & Co.	43,480	3,680
The Goldman Sachs Group, Inc.	9,880	2,266
Aon PLC	16,700	1,882
Moody's Corp.	14,155	1,467
New York Community Bancorp, Inc.	82,750	1,257
The Bank of New York Mellon Corp.	21,880	979
The PNC Financial Services Group, Inc.	6,490	782
__________
		29,134
__________

	Shares	Value (000)
Common Stocks - continued
Industrials - 12.3%
Waste Connections, Inc.	57,500	$4,617
Norfolk Southern Corp.	22,102	2,596
Hexcel Corp.	49,835	2,559
The Boeing Co.	14,785	2,416
Eaton Corp. PLC	30,270	2,143
Northrop Grumman Corp.	7,230	1,656
IDEX Corp.	16,800	1,515
Canadian National Railway Co.	21,330	1,483
TransDigm Group, Inc.	6,635	1,436
General Electric Co.	45,050	1,338
Waste Management, Inc.	17,940	1,247
Nielsen Holdings PLC	28,425	1,163
CH Robinson Worldwide, Inc.	15,240	1,159
Airbus SE (ADR)	53,700	910
Lockheed Martin Corp.	2,075	522
Union Pacific Corp.	4,600	490
Deere & Co.	200	21
__________
		27,271
__________
Health Care - 11.1%
Medtronic PLC	42,440	3,226
UnitedHealth Group, Inc.	19,785	3,207
Cerner Corp.[1]	56,765	3,049
Express Scripts Holding Co.[1]	40,500	2,790
Danaher Corp.	32,955	2,766
Incyte Corp.[1]	16,800	2,036
AstraZeneca PLC (ADR)	72,870	1,984
Aetna, Inc.	15,335	1,819
Gilead Sciences, Inc.	17,424	1,262
Johnson & Johnson	7,280	824
Ultragenyx Pharmaceutical, Inc.[1]	10,445	784
Novo Nordisk A/S (ADR)	10,460	378
Roche Holding AG (ADR)	10,000	299
DaVita, Inc.[1]	3,340	213
__________
		24,637
__________
Energy - 8.5%
Enbridge, Inc.	97,590	4,157
Schlumberger Ltd.	40,054	3,353
Chevron Corp.	27,240	3,033
Occidental Petroleum Corp.	28,340	1,921
Exxon Mobil Corp.	22,500	1,887
ConocoPhillips	35,685	1,740
EOG Resources, Inc.	16,665	1,693
Halliburton Co.	20,400	1,154
__________
		18,938
__________
Consumer Staples - 8.2%
The Procter & Gamble Co.	52,600	4,608
Diageo PLC (ADR)	31,780	3,560
Philip Morris International, Inc.	36,305	3,490

	Shares	Value (000)
Common Stocks - continued
Consumer Staples - continued
Nestle SA (ADR)	29,205	$2,138
Unilever PLC (ADR)	46,140	1,897
The Coca-Cola Co.	38,020	1,580
Mondelez International, Inc., Class A	13,000	576
Reckitt Benckiser Group PLC (ADR)	26,660	463
__________
		18,312
__________
Real Estate - 2.9%
Crown Castle International Corp. REIT	29,135	2,559
American Tower Corp. REIT	19,750	2,044
Iron Mountain, Inc. REIT	50,969	1,825
__________
		6,428
__________
Materials - 2.1%
Monsanto Co.	24,400	2,643
Praxair, Inc.	11,636	1,378
Sherwin-Williams Co.	1,810	550
__________
		4,571
__________
Utilities - 1.3%
Sempra Energy	28,255	2,893
__________
		2,893
__________
Telecommunication Services - 1.1%
Verizon Communications, Inc.	49,600	2,431
__________
		2,431
__________
Total common stocks (cost: $154,489,000)		210,993
__________
	Principal amount (000)
Short-term securities - 3.9%
Exxon Mobil Corp., 0.60%, February 22, 2017[2]	$3,500	3,499
General Electric Co., 0.01%, February 01, 2017[2]	5,100	5,100
__________
Total short-term securities (cost: $8,599,000)		8,599
__________
Total investment securities (cost: $163,088,000)		219,592
Other assets less liabilities		2,476
__________
Net assets		$222,068
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
ADR	- American Depositary Receipts
REIT	- Real Estate Investment Trust

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the funds’ valuation levels as of January 31, 2017 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
___________________________________________________________________________________________________________
Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$372,328	$—	$372,328
Corporate bonds & notes	—	455	—	455
Short-term securities	—	35,535	—	35,535
______________________________________________
Total	$—	$408,318	$—	$408,318
______________________________________________
______________________________________________

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$142,734	$—	$142,734
Short-term securities	—	25,230	—	25,230
______________________________________________
Total	$—	$167,964	$—	$167,964
______________________________________________
______________________________________________

Investment securities	Level 1	Level 2	Level 3	Total
___________________________________________________________________________________________________________
Capital Group California Core Municipal Fund
Bonds & notes	$—	$304,126	$—	$304,126
Short-term securities	—	15,750	—	15,750
______________________________________________
Total	$—	$319,876	$—	$319,876
______________________________________________
______________________________________________

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$104,311	$—	$104,311
Short-term securities	—	4,000	—	4,000
______________________________________________
Total	$—	$108,311	$—	$108,311
______________________________________________
______________________________________________

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$200,520	$—	$200,520
Mortgage-backed obligations	—	25,484	—	25,484
Corporate bonds & notes	—	91,598	—	91,598
Municipals	—	5,400	—	5,400
Government & government agency bonds & notes outside the U.S.	—	2,048	—	2,048
Asset-backed obligations	—	23,676	—	23,676
Short-term securities	—	18,820	—	18,820
______________________________________________
Total	$—	$367,546	$—	$367,546
______________________________________________
______________________________________________

Capital Group Global Equity Fund
Common Stocks*	$470,432	$—	$—	$470,432
Short-term securities	—	16,999	—	16,999
______________________________________________
Total	$470,432	$16,999	$—	$487,431
______________________________________________
______________________________________________

Capital Group International Equity Fund
Common Stocks*	$1,178,258	$—	$—	$1,178,258
Preferred Securities	4,650	—	—	4,650
Short-term securities	—	92,972	—	92,972
______________________________________________
Total	$1,182,908	$92,972	$—	$1,275,880
______________________________________________
______________________________________________

Capital Group U.S. Equity Fund
Common Stocks*	$210,993	$—	$—	$210,993
Short-term securities	—	8,599	—	8,599
______________________________________________
Total	$210,993	$8,599	$—	$219,592
______________________________________________
______________________________________________

*	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at January 31, 2017 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Group Core Municipal Fund	$ 407,134	$ 4,772	$ (3,588)	$ 1,184
Capital Group Short-Term Municipal Fund	168,776	412	(1,224)	(812)
Capital Group California Core Municipal Fund	316,629	5,394	(2,147)	3,247
Capital Group California Short-Term Municipal Fund	108,473	421	(583)	(162)
Capital Group Core Bond Fund	368,967	2,297	(3,718)	(1,421)
Capital Group Global Equity Fund	394,117	100,722	(7,408)	93,314
Capital Group International Equity Fund	1,133,838	180,727	(38,685)	142,042
Capital Group U.S. Equity Fund	163,088	57,194	(690)	56,504

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2017

By __/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2017